UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 5, 2004

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	71

Form13F Information Table Value Total:	218925

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      722    27500 SH       SOLE                                      27500
3M Company                     COM              88579y101     6919    84512 SH       SOLE                                      84512
Allstate Corp.                 COM              020002101     5652   124321 SH       SOLE                                     124321
Altria Group Inc               COM              02209s103      463     8500 SH       SOLE                                       8500
American Express Co.           COM              025816109     5475   105600 SH       SOLE                                     105600
American Intl. Group           COM              026874107     4383    61425 SH       SOLE                                      61425
Amgen Corp.                    COM              031162100     3808    65487 SH       SOLE                                      65487
Amsouth Bancorporation         COM              032165102     3850   163740 SH       SOLE                                     163740
BP Amoco PLC Spons ADR         COM              055622104     5217   101886 SH       SOLE                                     101886
Bank of America Corp.          COM              060505104     5560    68663 SH       SOLE                                      68663
Bard (C.R.), Inc.              COM              067383109     1660    17000 SH       SOLE                                      17000
Bell South Corp.               COM              079860102      772    27877 SH       SOLE                                      27877
Bristol Myers Squibb Co.       COM              110122108     1875    77390 SH       SOLE                                      77390
C D W Corporation              COM              12512n105     1912    28275 SH       SOLE                                      28275
CVS Corp.                      COM              126650100     3162    89572 SH       SOLE                                      89572
Caterpillar Inc.               COM              149123101      253     3200 SH       SOLE                                       3200
ChevronTexaco Corp.            COM              166764100     5560    63342 SH       SOLE                                      63342
Citigroup Inc.                 COM              172967101      590    11412 SH       SOLE                                      11412
Coca Cola Co.                  COM              191216100     4433    88132 SH       SOLE                                      88132
ConocoPhillips                 COM              20825c104     6732    96438 SH       SOLE                                      96438
Costco Wholesale Corp.         COM              22160k105     5248   139547 SH       SOLE                                     139547
DIRECTV Group                  COM              25459l106      354    23046 SH       SOLE                                      23046
Disney (Walt) Co.              COM              254687106     1904    76200 SH       SOLE                                      76200
Dow Jones & Co.                COM              260561105      244     5100 SH       SOLE                                       5100
DuPont                         COM              263534109      290     6874 SH       SOLE                                       6874
Emerson Electric Co.           COM              291011104     1916    31975 SH       SOLE                                      31975
Exxon Mobil Corp.              COM              30231G102     6910   166149 SH       SOLE                                     166149
Gannett Co. Inc.               COM              364730101     8820   100066 SH       SOLE                                     100066
General Electric Co.           COM              369604103     9524   312043 SH       SOLE                                     312043
Goldman Sachs Group            COM              38141g104      809     7750 SH       SOLE                                       7750
H. J. Heinz Co.                COM              423074103      578    15490 SH       SOLE                                      15490
Harrah's Entertainment Inc.    COM              413619107     1644    29950 SH       SOLE                                      29950
Hewlett Packard Co             COM              428236103     4561   199693 SH       SOLE                                     199693
Hilb Rogal & Hamilton Co.      COM              431294107      632    16600 SH       SOLE                                      16600
Home Depot Inc.                COM              437076102     6189   165651 SH       SOLE                                     165651
Int'l Business Machines Corp.  COM              459200101     5220    56836 SH       SOLE                                      56836
Intel Corp.                    COM              458140100     1997    73401 SH       SOLE                                      73401
Jameson Inns Inc               COM              470457102       29    10000 SH       SOLE                                      10000
Jefferson - Pilot              COM              475070108     1590    28898 SH       SOLE                                      28898
Johnson & Johnson              COM              478160104     8120   160092 SH       SOLE                                     160092
Kimberly - Clark               COM              494368103     4082    64697 SH       SOLE                                      64697
Kraft Foods Inc                COM              50075n104      415    12950 SH       SOLE                                      12950
Liberty Media Corp. New Com Se COM              530718105      734    67069 SH       SOLE                                      67069
Lowe's Cos.                    COM              548661107      290     5175 SH       SOLE                                       5175
Medco Health Solutions         COM              58405u102     4180   122947 SH       SOLE                                     122947
Media General Inc Cl A         COM              584404107      471     7000 SH       SOLE                                       7000
Medtronic, Inc.                COM              585055106     2185    45750 SH       SOLE                                      45750
Merck & Co. Inc.               COM              589331107     6318   142969 SH       SOLE                                     142969
Microsoft Corp.                COM              594918104     2010    80636 SH       SOLE                                      80636
Morgan Stanley                 COM              617446448     6460   112741 SH       SOLE                                     112741
Murphy Oil Corp.               COM              626717102     3936    62510 SH       SOLE                                      62510
Mylan Laboratories             COM              628530107     1248    54925 SH       SOLE                                      54925
Pepsico Inc.                   COM              713448108     1457    27048 SH       SOLE                                      27048
Pfizer, Inc.                   COM              717081103     5669   161751 SH       SOLE                                     161751
Procter & Gamble               COM              742718109     5528    52705 SH       SOLE                                      52705
Royal Dutch Petroleum NLG 1.25 COM              780257804      220     4627 SH       SOLE                                       4627
Schering-Plough                COM              806605101     1361    83932 SH       SOLE                                      83932
Schlumberger Ltd.              COM              806857108      700    10970 SH       SOLE                                      10970
Standard & Poor's Dep. Rcpts.  COM              78462f103      566     5003 SH       SOLE                                       5003
SunTrust Banks Inc.            COM              867914103     2364    33915 SH       SOLE                                      33915
TJX Companies Inc              COM              872540109     6745   274650 SH       SOLE                                     274650
Time Warner Inc.               COM              887317105     3266   193720 SH       SOLE                                     193720
U. S. Bancorp                  COM              902973304     2724    98500 SH       SOLE                                      98500
United Parcel Service Cl B     COM              911312106     5602    80210 SH       SOLE                                      80210
United Technologies Corp.      COM              913017109     4430    51334 SH       SOLE                                      51334
Verizon Communications         COM              92343v104      456    12481 SH       SOLE                                      12481
Wachovia Corporation           COM              929903102     3668    78043 SH       SOLE                                      78043
WellPoint Health Networks      COM              94973h108     1957    17205 SH       SOLE                                      17205
Wells Fargo & Co.              COM              949746101      793    13992 SH       SOLE                                      13992
Wendy's Intl                   COM              950590109     2220    54550 SH       SOLE                                      54550
Wyeth                          COM              983024100     1294    34450 SH       SOLE                                      34450